Investments	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
Investments

7. Investments

The following tables outline changes in investments during the periods:

Entity	Instrument	Note	Balance at January 1, 2019	Additions	Change in fair value through profit or loss	Proceeds from sale	Balance at December 31, 2019
Pharmadrug Inc.	Shares	(i)	—	2,256,900	(2,001,825)	—	255,075
Cannara Biotech Inc.	Shares	(ii)	8,437,342	—	(1,614,704)	—	6,822,637
Clover Cannastrip	Shares	(iii)	1,128,450	—	(1,128,450)	—	—
High Tide	Shares	(iv)	1,352,665	—	(890,362)	462,303	—
High Tide	Warrants	(iv)	188,914	—	(188,914)	—	—
HUGE Shops	Shares	(v)	977,990	—	(405,589)	—	572,401
SciCann Therapeutics	Shares	(vi)	1,504,593	—	(968,769)	—	535,824
Solarvest BioEnergy Inc.	Shares	(vii)	—	519,087	(191,837)	—	327,251
Solarvest BioEnergy Inc.	Warrants	(vii)	—	290,225	(202,470)	—	87,756
Solarvest BioEnergy Inc.	Convertible debenture	(vii)	—	1,447,588	(1,185,787)	—	261,800
			13,589,954	4,513,800	(8,778,707)	462,303	8,862,744

Entity	Instrument	Note	Balance at December 31, 2019	Change in fair value through profit or loss	Foreign exchange gain	Proceeds from sale	Balance at December 31, 2020
			$	$	$	$	$
Pharmadrug Inc.	Shares	(i)	255,075	397,006	—	652,081	—
Cannara Biotech Inc.	Shares	(ii)	6,822,637	(997,208)	—	5,825,429	—
Clover Cannastrip	Shares	(iii)	—	—	—	—	—
HUGE Shops	Shares	(v)	572,401	7,674	20,358	—	600,433
SciCann Therapeutics	Shares	(vi)	535,824	(354,910)	14,765	—	195,679
Solarvest BioEnergy Inc.	Shares	(vii)	327,251	106,380	14,047	—	447,678
Solarvest BioEnergy Inc.	Warrants	(vii)	87,756	(14,920)	1,977	—	74,813
Solarvest BioEnergy Inc.	Convertible debenture	(vii)	261,800	85,104	11,238	—	358,142
			8,862,744	(770,874)	62,385	6,477,510	1,676,745

(i) Pharmadrug Inc. (Formerly known as "Aura Health Inc.")

On April 16, 2019, the Company entered into a share exchange agreement with Aura Health Inc. ("Aura"). Pursuant to the share exchange agreement, FSD acquired 13,562,387 common shares at C$0.2212 per share in the capital of Aura in exchange for the issuance of 65,577 Class B shares of the Company at C$45.75 for a total value of $2,256,900. The FSD shares issued to Aura were subject to a purchase price adjustment, such that FSD would be required to issue additional shares to Aura should the weighted average trading price of FSD's shares fall below the issue price. As the number of additional shares to be issued under the agreement were dependent on the FSD share price, it was determined that this created a derivative liability. As a result of the decline in the Company's share price, on September 20, 2019, 61,892 additional Class B shares of the Company were issued to Aura in settlement for the derivative liability. In 2019, Aura Health Inc. changed its name change to Pharmadrug Inc.

During the year ended December 31, 2020, the Company sold 13,562,387 common shares for gross proceeds of $652,081.

(ii) Cannara Biotech Inc. ("Cannara")

On February 5, 2020, the Company sold its investment of 85,003,750 Class B shares of Cannara for total cash proceeds of $5,825,429. The Company recognized a loss on sale of investment of $997,208.

(iii) Clover Cannastrip Thin Film Technologies Corp. ("Clover")

On September 6, 2018, the Company subscribed for $1,128,450 of equity units in a brokered private placement by Clover. The equity investment is measured at fair value through profit or loss. Clover is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy. As at December 31, 2019 and as at December 31, 2020, the fair value was determined to be $nil based on the financial position of Clover and the Company's ability to recover its investment.

(iv) High Tide

The Company's investment in High Tide included 4,551,999 shares and 2,000,000 warrants. On November 22, 2019 the Company sold the shares and warrants of High Tide Inc. for total cash proceeds of $462,303.

(v) HUGE Shops

The Company's investment in HUGE Shops includes 17,333,333 shares based on the December 2018 subscription price of C$0.075 per share. The equity investment is measured at fair value through profit or loss. Huge Shops is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy. As at December 31, 2020, the Company determined the best information to assess the fair value of the investment was based on movement of comparable public companies' share prices, resulting in a nominal change in the fair value of the investment of 0% from December 31, 2019. Comparable companies were determined in looking at product offering, relative size of operations, geographical market and other factors. A change in this assumption of plus or minus 10% would result in a corresponding change in fair value of the investment of approximately $285.

(vi) SciCann Therapeutics Inc.

The investment includes 117,648 shares based on the subscription price in May of 2018 and October of 2018 of C$17 per share. The equity investment is measured at fair value through profit or loss. SciCann Therapeutics Inc. is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy. As at December 31, 2020, the Company determined the best information to assess the fair value of the investment was based on movement of comparable public companies' share prices, resulting in decline in the fair value of investment of 65% from December 31, 2019. Comparable companies were determined in looking at product offering, relative size of operations, geographical market and other factors. A change in this assumption of plus or minus 10% would result in a corresponding change in fair value of the investment of approximately $36,372.

(vii) Solarvest BioEnergy Inc. ("Solarvest")

On May 7, 2019, the Company acquired 3,000,000 common shares, 3,000,000 warrants and a convertible debenture at a principal amount of $1,805,520 for a total fair value of $2,256,900 of Solarvest in exchange for 49,751 Class B common shares of the Company with a fair value of $1,880,750 based on a market price of C$50.25 and recognition of a derivative liability of $376,150. Under the terms of the agreement, the Company has guaranteed a minimum liquidation value of its shares to Solarvest of $2,256,900 resulting in recognition of the derivative liability. If the liquidation value of the Company's shares is below $2,256,900, the Company would be required to issue additional shares for the difference in actual value realized and the minimum guaranteed value.

As at December 31, 2019, the fair value of the derivative liability was $1,990,788. The fair value was determined based on the additional common shares of the Company required to be issued to Solarvest to meet the minimum liquidation value of $2,256,900. On February 4, 2020, the Company issued 225,371 shares to Solarvest to settle the derivative liability. The fair value of the shares issued was $1,356,373 resulting in recognition of a gain of $634,415 on settlement of the derivative liability.

As at December 31, 2020, the fair value of the shares was determined based on the quoted market price of the shares at C$0.19 per share. The fair value of the associated warrants is based on the Black-Scholes model with the following assumptions: exercise price C$0.25, risk free rate 0.20%, expected volatility 112%, expected life 0.35 years and expected dividend yield of 0%. Fair value of the convertible debenture is calculated as the fair value of shares if converted at SVS share price as at December 31, 2020 of C$0.19. The shares have been classified as level 1 within the fair value hierarchy - quoted market price, and the warrants and convertible debenture have been classified as level 2 - valuation technique with observable market inputs.